Depreciation and amortization (Tables)	12 Months Ended
Mar. 31, 2024
Depreciation and amortisation expense [abstract]
Disclosure of Detailed Information about Depreciation and Amortization Expense

(EUR thousand)		For the financial year ended March 31
Depreciation and amortization	Notes	2024	2023	2022
Depreciation of property, plant and equipment	13,14	(14,167)	(14,033)	(16,737)

Amortization of cost to fulfill customer contracts		(1,753)	(1,897)	(3,121)
Amortization of customer relationships		(223)	(10,562)	(44,101)
Amortization of trademarks		(2,237)	(2,237)	(2,237)
Amortization of other intangible assets		(25,401)	(22,299)	(21,704)
Amortization of intangible assets	15	(29,614)	(36,995)	(71,163)
Total		(43,782)	(51,028)	(87,900)